Income Taxes - Deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Net operating loss carryforwards	$ 2,030	$ 797
Research & development credits	11	11
Accrued expenses	166	144
Equity based compensation		591
Other temporary differences		20
Gross deferred tax assets	2,207	1,563
Valuation allowance	$ (2,207)	$ (1,563)